Share-Based Compensation - Schedule of RSU Share-Based Payment Award Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Outstanding at beginning of period (in shares)	45	0	20,366
Granted (in shares)	50,096	177
Vested (in shares)	16,743	132	20,336
Outstanding at end of period (in shares)	33,398	45	0
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 13.55		$ 16.44
Granted (in dollars per share)	1.74	13.55
Vested (in dollars per share)	1.74	13.55	16.44
Outstanding at end of period (in dollars per share)	$ 1.74	$ 13.55